Corporate debt, Repayment schedule (Details) $ in Thousands, € in Millions	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 04, 2020 USD ($)	Dec. 04, 2020 EUR (€)
Repayment schedule [Abstract]
Corporate debt	$ 1,056,145	$ 1,023,071	$ 5,600	€ 5
Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	37,975
Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	681
Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	36,765
2022 [Member]
Repayment schedule [Abstract]
Corporate debt		27,881
2023 [Member]
Repayment schedule [Abstract]
Corporate debt		10,094
2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,255	1,895
2025 [Member]
Repayment schedule [Abstract]
Corporate debt	108,203	106,151
2026 [Member]
Repayment schedule [Abstract]
Corporate debt	321,824	327,081
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	547,442	549,969
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	4	8,204
2017 Credit Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	4
2017 Credit Facility [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		5
2017 Credit Facility [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		8,199
2017 Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	34,218
Revolving Credit Facility [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	34,218
Revolving Credit Facility [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member]
Repayment schedule [Abstract]
Corporate debt	30,887	24,422
Commercial Paper [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	30,887
Commercial Paper [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Commercial Paper [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		24,422
Commercial Paper [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Commercial Paper [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Commercial Paper [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member]
Repayment schedule [Abstract]
Corporate debt	321,460	327,440
2020 Green Private Placement [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	352
2020 Green Private Placement [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2020 Green Private Placement [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		359
2020 Green Private Placement [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
2020 Green Private Placement [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
2020 Green Private Placement [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	321,108	327,081
2020 Green Private Placement [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	153,061	155,814
Note Issuance Facility 2020 [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility 2020 [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Note Issuance Facility 2020 [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Note Issuance Facility 2020 [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	153,061	155,814
Green Exchangeable Notes [Member]
Repayment schedule [Abstract]
Corporate debt	105,894	106,410
Green Exchangeable Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	941
Green Exchangeable Notes [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Exchangeable Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		2,121
Green Exchangeable Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Exchangeable Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	104,953	104,289
Green Exchangeable Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Exchangeable Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Bank Loan [Member]
Repayment schedule [Abstract]
Corporate debt		5,663
Bank Loan [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		11
Bank Loan [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		1,895
Bank Loan [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt		1,895
Bank Loan [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt		1,862
Bank Loan [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Bank Loan [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member]
Repayment schedule [Abstract]
Corporate debt	399,469	395,118
Green Senior Notes [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	5,088
Green Senior Notes [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Green Senior Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt		963
Green Senior Notes [Member] | 2023 [Member]
Repayment schedule [Abstract]
Corporate debt		0
Green Senior Notes [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	0	0
Green Senior Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	394,381	$ 394,155
Other Bank Loans [Member]
Repayment schedule [Abstract]
Corporate debt	11,152
Other Bank Loans [Member] | Remainder of 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	703
Other Bank Loans [Member] | Between January and March 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	681
Other Bank Loans [Member] | Between April and December 2023 [Member]
Repayment schedule [Abstract]
Corporate debt	2,547
Other Bank Loans [Member] | 2024 [Member]
Repayment schedule [Abstract]
Corporate debt	3,255
Other Bank Loans [Member] | 2025 [Member]
Repayment schedule [Abstract]
Corporate debt	3,250
Other Bank Loans [Member] | 2026 [Member]
Repayment schedule [Abstract]
Corporate debt	716
Other Bank Loans [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0